Note 16 - Equity Instruments - Outstanding Warrants (Details) - $ / shares		12 Months Ended
		Dec. 31, 2016	Mar. 31, 2014
Exercise Price (in dollars per share)	[1]	$ 0.33
Number of Warrants (in shares)		11,344,367
Expiration Date
Series BB [Member]
Exercise Price (in dollars per share)		$ 2
Number of Warrants (in shares)		300,000
Expiration Date		Jul. 07, 2018
Series HH Warrants [Member]
Exercise Price (in dollars per share)		$ 2.49
Number of Warrants (in shares)		301,205
Expiration Date		Jun. 25, 2023
Series II Warrants [Member]
Exercise Price (in dollars per share)		$ 3.04
Number of Warrants (in shares)		275,000
Expiration Date		Jun. 25, 2018
Series KK Warrants [Member]
Exercise Price (in dollars per share)		$ 1.918	$ 1.918
Number of Warrants (in shares)		391,032	391,032
Expiration Date		Mar. 04, 2021
Series LL Warrants [Member]
Exercise Price (in dollars per share)		$ 0.01
Number of Warrants (in shares)		9,777,130
Expiration Date		Aug. 31, 2035
Series MM Warrants Expire September 2019 [Member]
Exercise Price (in dollars per share)		$ 2.50
Number of Warrants (in shares)		150,000
Expiration Date		Sep. 30, 2019
Series MM Warrants Expire October 2019 [Member]
Exercise Price (in dollars per share)		$ 2.50
Number of Warrants (in shares)		150,000
Expiration Date		Oct. 31, 2019

[1]	Weighted average exercise price.